Goodwill - Carrying value (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill	€ 8,612	€ 8,612
Gross carrying amount
Goodwill
Goodwill		€ 8,612	€ 8,612